ICON UTILITIES AND INCOME FUND
Portfolio of Investments
March 31, 2023

Security Description	Shares	Value
Common Stock (92.39%)

Energy (4.22%)
Magellan Midstream Partners LP	7,400	$401,524
Plains All American Pipeline LP	81,100	1,011,317
Total Energy		1,412,841

Utilities (88.17%)
ALLETE Inc	20,700	1,332,459
Ameren Corp	24,400	2,107,916
American Electric Power Co Inc	19,800	1,801,602
Atmos Energy Corp	12,000	1,348,320
Avangrid Inc	32,100	1,280,148
Black Hills Corp	24,600	1,552,260
Consolidated Edison Inc	11,100	1,061,937
Duke Energy Corp	5,400	520,938
Evergy Inc	31,200	1,906,944
Eversource Energy	18,000	1,408,680
National Fuel Gas Co	40,000	2,309,600
New Jersey Resources Corp	56,300	2,995,161
NextEra Energy Inc	25,800	1,988,664
NiSource Inc	58,251	1,628,698
ONE Gas Inc	18,800	1,489,524
Spire Inc	19,900	1,395,786
UGI Corp	44,095	1,532,742
Xcel Energy Inc	27,400	1,847,856
Total Utilities		29,509,235

Total Common Stock (Cost $28,783,541)		30,922,076

Money Market Funds (8.13%)	Par Value
First American Government Obligations Fund (Subsidized 7-Day Yield, 4.65%)	2,722,473	2,722,473
Total Money Market Funds (Cost $2,722,473)		2,722,473

Total Investments (Cost $31,506,014) (100.52%)		$33,644,549
Liabilities in Excess of Other Assets (-0.52%)		(174,873)
Net Assets (100.00%)		$33,469,676